SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue from Contract with Customer [Abstract]
Contract assets	$ 7,371	¥ 50,838	¥ 21,118	¥ 18,342
Contract liabilities	$ 52,166	¥ 359,801	¥ 285,936	¥ 177,376	¥ 121,748